SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:-	SHAREHOLDERS' EQUITY

a.	The Company's share capital consisted of the following as of December 31, 2014 and 2013:

	Authorized		Issued and outstanding
	December 31,		December 31,
	2014	2013	2014	2013

Shares of NIS 0.04 par value:

Ordinary shares	200,000,000	200,000,000	35,132,127	34,739,315

b.	Ordinary shares-ordinary shares confer on their holders voting rights and the right to receive dividends.

c.
On March 21, 2012, the Company filed a final prospectus with the U.S. Securities and Exchange Commission ("SEC") in connection with its  initial public offering in the United States and listing on NASDAQ of 7,659,000 ordinary shares in consideration for $84,200. After deducting the underwriting discounts and commissions and the offering expenses, the net proceeds from the offering amounted to $75,422. The number of shares offered included the underwriters' option to purchase an additional 999,000 shares at the offering price that was exercised on March 28, 2012.

d.
Dividends:

The Company paid dividends in the amount of $20,025, $20,149 and $27,182, in 2014, 2013 and 2012, respectively, out of non-tax exempt profit under the Approved Enterprise, beneficiary enterprise and preferred enterprize.

e.
Compensation plan:

On January 1, 2011, the Board of Directors adopted the Caesarstone Sdot-Yam 2011 Incentive Compensation Plan pursuant to which non-employee directors, officers, employees and consultants may receive stock options exercisable for ordinary shares, if certain conditions are met. As of December 31, 2014, there were 401,543 options outstanding under the plan and 1,206,580 shares available or reserved for future issuance under the plan.

As of December 31, 2014, there was $447 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted to employees under the Company's stock option plan. That cost is expected to be recognized over a weighted-average period of 0.68 years.

The following is a summary of activities relating to the Company's stock options granted to employees among the Company's plan during the year ended December 31, 2014:

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Outstanding - beginning of the year	895,552	$10.58	$44,097
Granted	-	$-	$-
Exercised	489,102	$10.52	$20,877
Forfeited	5,155	$9.85	$258
Outstanding - end of the year	401,295	$10.09	$19,956
Options exercisable at the end of the year	3,350	$9.85	$167
Vested and expected to vest	401,295	$10.09	$19,956

The intrinsic value of exercisable options (the difference between the Company's closing share price on the last trading day in fiscal 2014 and the average exercise price of in-the-money options, multiplied by the number of in-the-money options) included above represents the amount that would have been received by the option holders had all option holders exercised their options on December 31, 2014. This amount changes based on the fair market value of the Company's ordinary shares.

The options outstanding as of December 31, 2014, have been separated into ranges of exercise price, as follows:

	Options outstanding			Options exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$ 9.85	381,295	4.22	$9.85	3,350	4.22	9.85
$ 14.69	20,000	4.85	$14.69	-	-	-
	401,295			-	-	-

During the year ended December 31, 2014, the Company recognized stock-based compensation expense related to employee stock options in the amount of $1,212.

Compensation expenses related to options granted were recorded in the consolidated statements of operations, as follows:

	December 31,
	2014	2013

Cost of revenues	$75	$149
Research and development expenses	52	35
Selling and marketing expenses	210	384
General and administrative expenses	875	1,946

Total	$1,212	$2,514